UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2012
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        May 16, 2012
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        74
                                             ----------------------------

Form 13F Information Table Value Total:      $ 243,599
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

          March 31, 2012


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
ADVANCE AUTO PARTS INC.        COM      00751y106      5,414     82,500  SH           Sole                       82,500

ADOBE SYSTEMS INC              COM      00724F101      1,681     49,000  SH           Sole                       49,000
AKAMAI TECHNOLOGIES            COM      00971t101      1,457     39,700  SH           Sole                       39,700
ALLOT COMMUNICATIONS LTD       COM      m0854q105      3,281    141,100  SH           Sole                      141,100
ANN TAYLOR STORES              COM      035623107      1,011     35,300  SH           Sole                       35,300
APPLE COMPUTER INC COM         COM      037833100     10,243     17,085  SH           Sole                       17,085
BE AEROSPACE INC.              COM      073302101      4,187     90,100  SH           Sole                       90,100
BEACON ROOFING SUPPLY INC.     COM      073685109        817     31,700  SH           Sole                       31,700
BROADCOM CORP CL A             COM      111320107      2,696     68,600  SH           Sole                       68,600
CISCO SYS INC COM              COM      17275R102      2,146    101,450  SH           Sole                      101,450
CIT GROUP INC.                 COM      125581801      2,804     68,000  SH           Sole                       68,000
CLEAN ENERGY FUELS CORP        COM      184499101        249     11,700  SH           Sole                       11,700
CMS ENERGY CORP.               COM      125896100      4,178    189,900  SH           Sole                      189,900
COCA COLA CO COM               COM      191216100      2,205     29,795  SH           Sole                       29,795
D R HORTON INC.                COM      23331a109      4,939    325,600  SH           Sole                      325,600
DUPONT EI DE NEMOURS           COM      263534109      1,968     37,200  SH           Sole                       37,200
EATON CORP                     COM      278058102      1,560     31,300  SH           Sole                       31,300
EMC CORPORATION                COM      268648102      4,536    151,800  SH           Sole                      151,800
ENBRIDGE INC.                  COM      29250n105     10,705    275,550  SH           Sole                      275,550
ENSCO PLC- SPON ADR            COM      29358q109      3,546     67,000  SH           Sole                       67,000
FORTUNE BRANDS HOME &
   SECURITY                    COM      34964c106      8,344    378,050  SH           Sole                      378,050
GREENLIGHT CAPITAL RE LTD-A    COM      g4095j109      8,731    354,490  SH           Sole                      354,490
GROUP 1 AUTO, INC.             COM      398905109      2,556     45,500  SH           Sole                       45,500
HEADWATERS INC.                COM      42210p102        132     31,500  SH           Sole                       31,500
HERCULES OFFSHORE INC.         COM      427093109      2,578    545,100  SH           Sole                      545,100
HOME DEPOT INC.                COM      437076102      8,762    174,165  SH           Sole                      174,165
HOT TOPIC, INC.                COM      441339108        224     22,100  SH           Sole                       22,100
JOHNSON & JOHNSON              COM      478160104      3,911     59,300  SH           Sole                       59,300
KANSAS CITY SOUTHERN           COM      485170302      3,886     54,200  SH           Sole                       54,200
KINDER MORGAN, INC.            COM      49456b101      3,061     79,200  SH           Sole                       79,200
LENNAR CORP.                   COM      526057104      8,395    308,850  SH           Sole                      308,850
LOWES COMPANIES, INC.          COM      548661107      7,293    232,400  SH           Sole                      232,400
LUMBER LIQUIDATORS             COM      55003t107      1,979     78,800  SH           Sole                       78,800
M/I HOME INC.                  COM      55305b101      1,958    158,400  SH           Sole                      158,400
MASCO CORP.                    COM      574599106      2,096    156,800  SH           Sole                      156,800
MCDONALD'S CORPORATION         COM      580135101        917      9,350  SH           Sole                        9,350
MERITAGE HOMES CORP.           COM      59001a102      2,381     88,000  SH           Sole                       88,000
MICROSOFT CORP                 COM      594918104      2,680     83,100  SH           Sole                       83,100
NATIONAL GRID PLC-ADR          COM      636274300     11,523    228,270  SH           Sole                      228,270
NCR CORPORATION                COM      62886e108      1,906     87,800  SH           Sole                       87,800
NOBLE CORP.                    COM      h5833n103      2,735     73,000  SH           Sole                       73,000
NVR INC.                       COM      62944t105      1,471      2,025  SH           Sole                        2,025
O'REILLY AUTOMOTIVE INC.       COM      67103h107      4,657     50,985  SH           Sole                       50,985
OCZ TECHNOLOGY GROUP INC.      COM      67086e303      1,944    278,500  SH           Sole                      278,500
PANERA BREAD CO.               COM      69840w108        949      5,900  SH           Sole                        5,900
PLAINS ALL AMER PIPELINE L.P.  COM      726503105      5,672     72,300  SH           Sole                       72,300
POOL CORP.                     COM      73278L105      2,028     54,200  SH           Sole                       54,200
PRIMORIS SERVICES CORP.        COM      74164f103      2,014    125,400  SH           Sole                      125,400
PULTE CORP.                    COM      745867101      4,993    564,150  SH           Sole                      564,150
QUALCOMM INC.                  COM      747525103      5,351     78,615  SH           Sole                       78,615
ROBERT HALF, INC.              COM      770323103      2,030     67,000  SH           Sole                       67,000
RYLAND GROUP                   COM      783764103      3,069    159,200  SH           Sole                      159,200
SAP AG SPONSORED ADR           COM      803054204      2,136     30,600  SH           Sole                       30,600
SHERWIN-WILLIAMS CO.           COM      824348106      3,901     35,900  SH           Sole                       35,900
SPDR GOLD TRUST                COM      78463v107      3,242     20,000  SH           Sole                       20,000
SPIRIT AEROSYSTEMS HOLDINGS    COM      848574109      4,432    181,200  SH           Sole                      181,200
STANDARD PACIFIC               COM      85375c101      1,686    378,000  SH           Sole                      378,000
STANLEY BLACK & DECKER, INC    COM      854502101        708      9,200  SH           Sole                        9,200
STARBUCKS CORP.                COM      855244109      4,935     88,300  SH           Sole                       88,300
TEREX CORP.                    COM      880779103      1,771     78,700  SH           Sole                       78,700
TOLL BROTHERS INC.             COM      889478103      5,028    209,600  SH           Sole                      209,600
TRANSDIGM GROUP INC.           COM      893641100      3,612     31,200  SH           Sole                       31,200
TRIUMPH GROUP INC.             COM      896818101      1,861     29,700  SH           Sole                       29,700
UNION PACIFIC CORP.            COM      907818108      1,215     11,300  SH           Sole                       11,300
UNITED HEALTHCARE CORP         COM      91324p102      6,218    105,500  SH           Sole                      105,500
URBAN OUTFITTERS, INC.         COM      917047102      3,199    109,900  SH           Sole                      109,900
VERIFONE HOLDINGS INC.         COM      92342y109      4,212     81,200  SH           Sole                       81,200
VERIZON COMMUNICATIONS         COM      92343v104      1,494     39,075  SH           Sole                       39,075
WATSCO INC.                    COM      942622200        748     10,100  SH           Sole                       10,100
WHOLE FOODS MARKET, INC.       COM      966837106      5,329     64,050  SH           Sole                       64,050
WISCONSIN ENERGY CORP.         COM      976657106        274      7,780  SH           Sole                        7,780
APOL PUTS 5/19/2012 55         PUT      apol 1205        976        599  SH     PUT   Sole                          599
CYH PUTS 6/16/2012 25          PUT      cyh 12061        725      2,071  SH     PUT   Sole                        2,071
CYH PUTS 9/22/2012 22          PUT      cyh 12092        247        913  SH     PUT   Sole                          913
LEN CALLS 5/19/2012 23         CALL     len 12051      1,215      2,641  SH     CALL  Sole                        2,641

REPORT SUMMARY      74   DATA RECORDS      243,599    1   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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